Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

SEC regulations require us to disclose the following information about the relationship between executive compensation paid for our CEO (“PEO” in the following tables) and the average paid for our other NEOs and the Company’s financial performance.

	PEO Pay(1)		Other Non-PEO Pay(1)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return(5)	Net Income $000s(6)	Adjusted EBITDA (millions) (7)
2025	$5,970,824	$708,078	$2,144,083	$527,998	$214	$310	$2,953	$242.6
2024	$6,963,993	$14,341,939	$2,443,718	$4,753,138	$302	$303	$(113,175)	$204.6
2023	$5,080,645	$5,301,255	$1,757,875	$1,830,685	$143	$207	$(63,094)	$266.8
2022	$3,832,166	$2,893,624	$1,902,164	$1,711,602	$134	$178	$(123,461)	$212.3
2021	$3,561,830	$5,588,991	$1,593,430	$2,003,903	$178	$137	$(19,949)	$238.4

____________

(1)      Our Chief Executive Officer for each of the fiscal years indicated was Mr. Deneke. Our Named Executive Officers other than our Chief Executive Officer (“Other NEOs”) were, (i) for 2025, 2024, and 2023, Messrs. Mault and Johnston, (ii) for 2022, Messrs. Mault, Johnston and Marc Stratton, our former Chief Financial Officer and (iii) for 2021, Messrs. Johnston and Stratton.

(2)      Reflects, for Mr. Deneke, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)      Represents the compensation actually paid to Mr. Deneke and the Other NEOs in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K. For 2025, such amounts were determined as follows:

	As Reported in Summary Compensation Table(a)		Equity Award Adjustments(b)
Year	Total	Equity Awards	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year That Remain Outstanding as of the End of the Fiscal Year(c)	Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted in Prior Years That Remain Outstanding as of the End of the Fiscal Year(d)	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years That Vest During the Fiscal Year(e)	Total Compensation “Actually Paid”
2025	$5,970,824	$(4,103,760)	$2,316,242	$(3,583,067)	$107,839	$708,078
2025	$2,144,083	$(1,220,813)	$689,051	$(1,118,988)	$34,665	$527,998

____________

(a)      Reflects, for Mr. Deneke, the applicable amounts reported in the “Summary Compensation Table Total for PEO” column in the table above and the “Equity Awards” column in the Summary Compensation Table, and for the other NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-PEO NEOs” column in the table above and the average of the amounts reported in the “Equity Awards” column in the Summary Compensation Table, in each case, for 2025.

(b)      The adjustments made to the fair value of the LTIP awards do not include the fair value of equity awards received in lieu of the cash retention component of the LTIP awards in connection with the cash-to-phantom program.

(c)      Reflects either (i) the fair value, with respect to Mr. Deneke, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31, 2025 of awards granted in 2025 that remained outstanding and unvested (in whole or in part) as of December 31, 2025.

(d)      Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2024 to December 31, 2025 of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of December 31, 2025.

(e)      Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2024 to the day awards became vested in 2025, when such awards were granted in fiscal year prior to 2025.

(4)      For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2021 through December 31 of each covered fiscal year.

(5)      The peer group for purposes of this table is the same peer group we use for our performance graph included in our Form 10-K, except that (i) DT Midstream, Inc. was excluded for 2021 as it was not publicly traded during the applicable period, (ii) Excelerate Energy, Inc. and Kinetik Holdings Inc. were excluded from 2021 and 2022, as they were not publicly traded during the applicable periods and (iii) Kodiak Gas Services, Inc. was excluded from 2021, 2022 and 2023 as it was not publicly traded during the applicable periods.

(6)      Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)      Adjusted EBITDA is a non-GAAP financial measure and is a supplemental financial measure used by management in evaluating our financial performance. Please see “Non-GAAP Financial Measure — Adjusted EBITDA” included as Appendix A to this proxy statement for an explanation of how Adjusted EBITDA is calculated and why we use Adjusted EBITDA.

Named Executive Officers, Footnote		Our Chief Executive Officer for each of the fiscal years indicated was Mr. Deneke. Our Named Executive Officers other than our Chief Executive Officer (“Other NEOs”) were, (i) for 2025, 2024, and 2023, Messrs. Mault and Johnston, (ii) for 2022, Messrs. Mault, Johnston and Marc Stratton, our former Chief Financial Officer and (iii) for 2021, Messrs. Johnston and Stratton.
PEO Total Compensation Amount	[1],[3]	$ 5,970,824	[2]	$ 6,963,993	$ 5,080,645	$ 3,832,166	$ 3,561,830
PEO Actually Paid Compensation Amount	[1],[4]	708,078		14,341,939	5,301,255	2,893,624	5,588,991
Non-PEO NEO Average Total Compensation Amount	[1],[3]	2,144,083	[2]	2,443,718	1,757,875	1,902,164	1,593,430
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[4]	$ 527,998		4,753,138	1,830,685	1,711,602	2,003,903
Compensation Actually Paid vs. Total Shareholder Return		Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”) as a Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR Per $100”)
Compensation Actually Paid vs. Net Income		Relationship Between Compensation Actually Paid and Net Income
Total Shareholder Return Amount	[5]	$ 214		302	143	134	178
Peer Group Total Shareholder Return Amount	[6]	310		303	207	178	137
Net Income (Loss)	[7]	2,953,000		(113,175,000)	(63,094,000)	(123,461,000)	(19,949,000)
Adjustment to Compensation, Amount	[8]	$ 242,600,000		$ 204,600,000	$ 266,800,000	$ 212,300,000	$ 238,400,000
PEO Name		Mr. Deneke		Mr. Deneke	Messrs. Mault and Johnston	Messrs. Mault, Johnston and Marc Stratton	Messrs. Johnston and Stratton
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	$ (4,103,760)
PEO | Fair Value as of the End of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9],[10]	2,316,242
PEO | Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10],[11]	(3,583,067)
PEO | Change in Fair Value as of Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10],[12]	107,839
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(1,220,813)
Non-PEO NEO | Fair Value as of the End of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9],[10]	689,051
Non-PEO NEO | Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10],[11]	(1,118,988)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10],[12]	$ 34,665

[1]	Our Chief Executive Officer for each of the fiscal years indicated was Mr. Deneke. Our Named Executive Officers other than our Chief Executive Officer (“Other NEOs”) were, (i) for 2025, 2024, and 2023, Messrs. Mault and Johnston, (ii) for 2022, Messrs. Mault, Johnston and Marc Stratton, our former Chief Financial Officer and (iii) for 2021, Messrs. Johnston and Stratton.
[2]	Reflects, for Mr. Deneke, the applicable amounts reported in the “Summary Compensation Table Total for PEO” column in the table above and the “Equity Awards” column in the Summary Compensation Table, and for the other NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-PEO NEOs” column in the table above and the average of the amounts reported in the “Equity Awards” column in the Summary Compensation Table, in each case, for 2025.
[3]	Reflects, for Mr. Deneke, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.
[4]	Represents the compensation actually paid to Mr. Deneke and the Other NEOs in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K. For 2025, such amounts were determined as follows:
	As Reported in Summary Compensation Table(a)		Equity Award Adjustments(b)
Year	Total	Equity Awards	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year That Remain Outstanding as of the End of the Fiscal Year(c)	Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted in Prior Years That Remain Outstanding as of the End of the Fiscal Year(d)	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years That Vest During the Fiscal Year(e)	Total Compensation “Actually Paid”
2025	$5,970,824	$(4,103,760)	$2,316,242	$(3,583,067)	$107,839	$708,078
2025	$2,144,083	$(1,220,813)	$689,051	$(1,118,988)	$34,665	$527,998

____________

(a)      Reflects, for Mr. Deneke, the applicable amounts reported in the “Summary Compensation Table Total for PEO” column in the table above and the “Equity Awards” column in the Summary Compensation Table, and for the other NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-PEO NEOs” column in the table above and the average of the amounts reported in the “Equity Awards” column in the Summary Compensation Table, in each case, for 2025.

(b)      The adjustments made to the fair value of the LTIP awards do not include the fair value of equity awards received in lieu of the cash retention component of the LTIP awards in connection with the cash-to-phantom program.

(c)      Reflects either (i) the fair value, with respect to Mr. Deneke, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31, 2025 of awards granted in 2025 that remained outstanding and unvested (in whole or in part) as of December 31, 2025.

(d)      Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2024 to December 31, 2025 of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of December 31, 2025.

(e)      Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2024 to the day awards became vested in 2025, when such awards were granted in fiscal year prior to 2025.

[5]	For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2021 through December 31 of each covered fiscal year.
[6]	The peer group for purposes of this table is the same peer group we use for our performance graph included in our Form 10-K, except that (i) DT Midstream, Inc. was excluded for 2021 as it was not publicly traded during the applicable period, (ii) Excelerate Energy, Inc. and Kinetik Holdings Inc. were excluded from 2021 and 2022, as they were not publicly traded during the applicable periods and (iii) Kodiak Gas Services, Inc. was excluded from 2021, 2022 and 2023 as it was not publicly traded during the applicable periods.
[7]	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.
[8]	Adjusted EBITDA is a non-GAAP financial measure and is a supplemental financial measure used by management in evaluating our financial performance. Please see “Non-GAAP Financial Measure — Adjusted EBITDA” included as Appendix A to this proxy statement for an explanation of how Adjusted EBITDA is calculated and why we use Adjusted EBITDA.
[9]	Reflects either (i) the fair value, with respect to Mr. Deneke, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31, 2025 of awards granted in 2025 that remained outstanding and unvested (in whole or in part) as of December 31, 2025.
[10]	The adjustments made to the fair value of the LTIP awards do not include the fair value of equity awards received in lieu of the cash retention component of the LTIP awards in connection with the cash-to-phantom program.
[11]	Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2024 to December 31, 2025 of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of December 31, 2025.
[12]	Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2024 to the day awards became vested in 2025, when such awards were granted in fiscal year prior to 2025.